UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/16 (Unaudited)

COMMON STOCKS (97.6%)(a)
			Shares	Value

Aerospace and defense (3.4%)

Boeing Co. (The)			82,800	$11,793,204

General Dynamics Corp.			35,348	5,328,358

L-3 Communications Holdings, Inc.			55,645	7,620,026

Northrop Grumman Corp.			91,800	21,022,200

Raytheon Co.			59,200	8,087,312

TransDigm Group, Inc.(NON)			16,400	4,468,344

				58,319,444
Air freight and logistics (0.4%)

United Parcel Service, Inc. Class B			67,300	7,252,248

				7,252,248
Airlines (1.3%)

American Airlines Group, Inc.			143,200	5,813,920

Southwest Airlines Co.			308,600	12,359,430

United Continental Holdings, Inc.(NON)			91,800	5,161,914

				23,335,264
Auto components (0.5%)

Adient PLC (Ireland)(NON)			10,863	494,375

Lear Corp.			60,700	7,452,746

				7,947,121
Automobiles (0.4%)

General Motors Co.			240,900	7,612,440

				7,612,440
Banks (7.7%)

Bank of America Corp.			1,578,642	26,047,593

Citigroup, Inc.			421,417	20,712,646

JPMorgan Chase & Co.			814,673	56,424,252

Regions Financial Corp.			682,400	7,308,504

Wells Fargo & Co.			538,998	24,799,298

				135,292,293
Beverages (2.9%)

Coca-Cola Co. (The)			211,000	8,946,400

Dr. Pepper Snapple Group, Inc.			102,184	8,970,733

Molson Coors Brewing Co. Class B			62,702	6,509,095

PepsiCo, Inc.			237,900	25,502,880

				49,929,108
Biotechnology (3.5%)

Amgen, Inc.			141,900	20,030,604

Biogen, Inc.(NON)			42,600	11,935,668

Celgene Corp.(NON)			97,300	9,942,114

Gilead Sciences, Inc.			210,700	15,513,841

United Therapeutics Corp.(NON)(S)			25,500	3,061,785

				60,484,012
Building products (0.3%)

Johnson Controls International PLC			108,632	4,380,042

				4,380,042
Capital markets (3.2%)

Ameriprise Financial, Inc.			55,400	4,896,806

Goldman Sachs Group, Inc. (The)			130,700	23,295,968

KKR & Co. LP			459,700	6,523,143

Morgan Stanley			413,800	13,891,266

State Street Corp.			84,000	5,897,640

				54,504,823
Chemicals (1.8%)

Dow Chemical Co. (The)(S)			155,843	8,385,912

E.I. du Pont de Nemours & Co.			116,700	8,027,793

LyondellBasell Industries NV Class A			91,200	7,254,960

Monsanto Co.			52,700	5,310,579

Sociedad Quimica y Minera de Chile SA ADR (Chile)			65,600	1,919,456

				30,898,700
Commercial services and supplies (0.5%)

KAR Auction Services, Inc.			108,762	4,631,086

Waste Connections, Inc. (Canada)			55,700	4,189,197

				8,820,283
Communications equipment (1.6%)

Cisco Systems, Inc.			886,300	27,191,684

				27,191,684
Construction materials (0.3%)

Forterra, Inc.(NON)(S)			308,100	5,299,320

				5,299,320
Consumer finance (1.7%)

Capital One Financial Corp.			122,400	9,062,496

Discover Financial Services			202,000	11,378,660

Synchrony Financial			318,500	9,105,915

				29,547,071
Distributors (0.2%)

LKQ Corp.(NON)			106,000	3,421,680

				3,421,680
Diversified financial services (0.8%)

Capitol Acquisition Corp. III (Units)(NON)			179,750	1,824,463

Easterly Acquisition Corp. (Units)(NON)			736,300	7,583,890

Pace Holdings Corp. (Units)(NON)			360,718	3,747,860

				13,156,213
Diversified telecommunication services (1.4%)

AT&T, Inc.			338,452	12,451,649

Iridium Communications, Inc.(NON)(S)			269,948	2,200,076

Verizon Communications, Inc.			191,621	9,216,970

				23,868,695
Electric utilities (1.5%)

Edison International			66,600	4,893,768

Entergy Corp.			92,800	6,837,504

Exelon Corp.			275,700	9,393,099

FirstEnergy Corp.			118,500	4,063,365

				25,187,736
Electrical equipment (0.2%)

Emerson Electric Co.			64,100	3,248,588

				3,248,588
Energy equipment and services (1.7%)

Baker Hughes, Inc.			187,411	10,382,569

Nabors Industries, Ltd.			257,700	3,066,630

Schlumberger, Ltd.			204,870	16,026,980

				29,476,179
Equity real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.(R)			531,044	7,131,921

Easterly Government Properties, Inc.(R)			536,744	10,182,034

				17,313,955
Food and staples retail (2.7%)

CVS Health Corp.			142,710	12,001,911

Wal-Mart Stores, Inc.			248,600	17,406,972

Walgreens Boots Alliance, Inc.			216,900	17,944,137

				47,353,020
Food products (1.2%)

JM Smucker Co. (The)			98,100	12,881,511

Kraft Heinz Co. (The)			87,000	7,738,650

				20,620,161
Gas utilities (0.3%)

UGI Corp.			94,800	4,388,292

				4,388,292
Health-care equipment and supplies (1.5%)

Baxter International, Inc.			186,200	8,861,258

Becton Dickinson and Co.			60,500	10,158,555

Danaher Corp.			96,300	7,564,365

				26,584,178
Health-care providers and services (3.1%)

Aetna, Inc.			113,000	12,130,550

AmerisourceBergen Corp.			55,800	3,923,856

Cardinal Health, Inc.			56,782	3,900,356

Express Scripts Holding Co.(NON)			66,700	4,495,580

HCA Holdings, Inc.(NON)			121,600	9,306,048

McKesson Corp.			46,700	5,938,839

UnitedHealth Group, Inc.			98,500	13,921,005

				53,616,234
Hotels, restaurants, and leisure (1.7%)

Del Taco Restaurants, Inc.(NON)(S)			286,340	3,839,819

McDonald's Corp.			95,300	10,727,921

Penn National Gaming, Inc.(NON)			311,100	4,022,523

Wyndham Worldwide Corp.			65,400	4,305,936

Yum! Brands, Inc.			74,600	6,436,488

				29,332,687
Household durables (0.1%)

New Home Co., Inc. (The)(NON)(S)			200,147	2,005,473

				2,005,473
Household products (0.6%)

Procter & Gamble Co. (The)			114,163	9,909,348

				9,909,348
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.			420,900	4,474,167

				4,474,167
Industrial conglomerates (1.2%)

General Electric Co.			412,400	12,000,840

Honeywell International, Inc.			82,730	9,073,826

				21,074,666
Insurance (3.2%)

Admiral Group PLC (United Kingdom)			75,608	1,774,073

American International Group, Inc.			330,950	20,419,615

Assured Guaranty, Ltd.			122,700	3,667,503

Hartford Financial Services Group, Inc. (The)			191,900	8,464,709

Lincoln National Corp.			110,600	5,429,354

MetLife, Inc.			138,066	6,483,579

Travelers Cos., Inc. (The)			79,000	8,546,220

				54,785,053
Internet and direct marketing retail (1.1%)

Amazon.com, Inc.(NON)			23,200	18,323,824

FabFurnish GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)			46	38

Global Fashion Group SA (acquired 8/2/13, cost $1,535,904) (Private) (Brazil)(F)(RES)(NON)			36,256	256,329

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)			23	19

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Brazil)(F)(RES)(NON)			9	7

				18,580,217
Internet software and services (4.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			38,600	3,925,234

Alphabet, Inc. Class A(NON)			19,200	15,550,080

Alphabet, Inc. Class C(NON)			50,894	39,928,379

Facebook, Inc. Class A(NON)			126,000	16,504,740

MiX Telematics, Ltd. ADR (South Africa)			152,333	958,175

				76,866,608
IT Services (2.9%)

Computer Sciences Corp.			139,260	7,582,707

IBM Corp.			111,300	17,105,697

MasterCard, Inc. Class A			88,200	9,439,164

Visa, Inc. Class A			136,500	11,262,615

Xerox Corp.			475,800	4,648,566

				50,038,749
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.			155,600	6,779,492

				6,779,492
Machinery (1.1%)

Deere & Co.(S)			120,600	10,648,980

Parker Hannifin Corp.			35,800	4,394,450

Trinity Industries, Inc.			207,496	4,430,040

				19,473,470
Media (3.3%)

CBS Corp. Class B (non-voting shares)			109,900	6,222,538

Charter Communications, Inc. Class A(NON)			12,838	3,208,088

Comcast Corp. Class A			225,400	13,934,228

DISH Network Corp. Class A(NON)			90,300	5,287,968

Live Nation Entertainment, Inc.(NON)			235,800	6,524,586

Time Warner, Inc.			177,700	15,813,523

Walt Disney Co. (The)			63,900	5,922,891

				56,913,822
Metals and mining (0.7%)

ArcelorMittal ADR (France)(NON)(S)			470,400	3,165,792

Nucor Corp.			189,900	9,276,615

				12,442,407
Mortgage real estate investment trusts (REITs) (0.2%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)(S)			142,436	3,256,087

				3,256,087
Multiline retail (1.1%)

Dollar General Corp.			83,900	5,796,651

Macy's, Inc.			94,400	3,444,656

Target Corp.			152,600	10,488,198

				19,729,505
Oil, gas, and consumable fuels (5.6%)

Anadarko Petroleum Corp.			110,600	6,574,064

Boardwalk Pipeline Partners LP			139,800	2,405,958

Centennial Resource Development, Inc./DE Class A(NON)			361,115	5,362,558

Cheniere Energy, Inc.(NON)			47,600	1,794,520

ConocoPhillips			128,700	5,592,015

Enterprise Products Partners LP			271,900	6,862,756

EOG Resources, Inc.			53,100	4,801,302

Exxon Mobil Corp.			363,025	30,247,243

Green Plains Partners LP			219,987	4,674,724

Pioneer Natural Resources Co.			12,703	2,274,091

Plains GP Holdings LP Class A			325,200	4,084,512

Royal Dutch Shell PLC ADR Class A (United Kingdom)			138,951	6,921,149

Scorpio Tankers, Inc.			694,900	2,661,467

Suncor Energy, Inc. (Canada)			150,600	4,521,012

Valero Energy Corp.			138,700	8,216,588

				96,993,959
Personal products (0.8%)

Avon Products, Inc.			384,845	2,520,735

Coty, Inc. Class A(NON)			247,092	5,680,645

Edgewell Personal Care Co.(NON)			65,411	4,931,989

				13,133,369
Pharmaceuticals (5.5%)

Allergan PLC(NON)			27,219	5,687,138

Eli Lilly & Co.			103,400	7,635,056

Jazz Pharmaceuticals PLC(NON)			35,232	3,856,847

Johnson & Johnson			307,500	35,666,925

Merck & Co., Inc.			271,900	15,965,968

Mylan NV(NON)			125,900	4,595,350

Pfizer, Inc.			696,426	22,083,668

				95,490,952
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)			129,400	3,333,344

Kennedy-Wilson Holdings, Inc.			190,000	3,914,000

				7,247,344
Road and rail (0.9%)

Union Pacific Corp.			179,700	15,845,946

				15,845,946
Semiconductors and semiconductor equipment (3.8%)

Applied Materials, Inc.			180,400	5,246,032

Intel Corp.			490,000	17,086,300

Lam Research Corp.(S)			89,300	8,649,598

Micron Technology, Inc.(NON)			570,700	9,793,212

QUALCOMM, Inc.			237,200	16,300,384

Texas Instruments, Inc.			125,600	8,898,760

				65,974,286
Software (5.0%)

Dell Technologies, Inc. - VMware, Inc. Class V(NON)			40,025	1,964,827

Electronic Arts, Inc.(NON)			103,100	8,095,412

Microsoft Corp.			1,010,600	60,555,152

Oracle Corp.			356,534	13,698,036

TubeMogul, Inc.(NON)(S)			212,140	1,548,622

				85,862,049
Specialty retail (2.9%)

American Eagle Outfitters, Inc.(S)			175,100	2,983,704

Best Buy Co., Inc.			183,300	7,132,203

Gap, Inc. (The)(S)			191,300	5,277,967

Home Depot, Inc. (The)			138,100	16,849,581

Lowe's Cos., Inc.			192,000	12,796,800

Michaels Cos., Inc. (The)(NON)			189,178	4,398,389

				49,438,644
Technology hardware, storage, and peripherals (4.6%)

Apple, Inc.			547,869	62,205,047

Hewlett Packard Enterprise Co.			460,592	10,349,502

HP, Inc.			479,492	6,947,839

				79,502,388
Wireless telecommunication services (0.7%)

T-Mobile US, Inc.(NON)			260,200	12,939,746

				12,939,746

Total common stocks (cost $1,460,430,167)				$1,687,139,218

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			4,047	$3,112,143

American Tower Corp. $5.50 cv. pfd.(R)			37,928	4,214,749

Iridium Communications, Inc. 7.00% cv. pfd.			27,936	2,795,346

Total convertible preferred stocks (cost $10,633,400)				$10,122,238

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$2,655,000	$3,041,634

Total convertible bonds and notes (cost $2,655,000)				$3,041,634

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Centennial Resource Development, Inc.	10/11/21	$11.50	120,371	$565,744

Total warrants (cost $369,419)				$565,744

SHORT-TERM INVESTMENTS (3.8%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.74%(AFF)(d)			43,197,925	$43,197,925

Putnam Short Term Investment Fund 0.50%(AFF)			22,196,583	22,196,583

Total short-term investments (cost $65,394,508)				$65,394,508

TOTAL INVESTMENTS

Total investments (cost $1,539,482,494)(b)				$1,766,263,342

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,728,892,982.
(b)	The aggregate identified cost on a tax basis is $1,538,852,784, resulting in gross unrealized appreciation and depreciation of $318,440,799 and $91,030,241, respectively, or net unrealized appreciation of $227,410,558.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $256,393, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC **	$38,099,275	$106,240,324	$101,141,674	$54,698	$43,197,925
	Putnam Short Term Investment Fund ****	19,934,860	61,273,830	59,012,107	19,455	22,196,583
	Totals	$58,034,135	$167,514,154	$160,153,781	$74,153	$65,394,508
** No management fees are charged to Putnam Cash Collateral Pool, LLC.
**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $43,197,925, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $42,507,488. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$194,725,196	$—	$256,393
Consumer staples	140,945,006	—	—
Energy	126,470,138	—	—
Financials	290,541,540	—	—
Health care	242,954,868	—	—
Industrials	161,749,951	—	—
Information technology	385,435,764	—	—
Materials	48,640,427	—	—
Real estate	24,561,299	—	—
Telecommunication services	36,808,441	—	—
Utilities	34,050,195	—	—
Total common stocks	1,686,882,825	—	256,393
Convertible bonds and notes	—	3,041,634	—
Convertible preferred stocks	—	10,122,238	—
Warrants	565,744	—	—
Short-term investments	22,196,583	43,197,925	—

Totals by level	$1,709,645,152	$56,361,797	$256,393

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$565,744	$—

Total	$565,744	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		90,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016